Stockholders' Equity - Schedule of Common Stock Outstanding (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Shares outstanding, beginning balance (in shares)	23,613,980	12,232,289	8,851,759
Issuance of common stock (in shares)	1,839,600	151,286	3,301,213
Distribution reinvestment (in shares)	26,600	8,662	110,624
Common stock/OP Units repurchased (in shares)	(183,049)	(203,537)	(31,307)
Shares outstanding, ending balance (in shares)	25,297,131	23,613,980	12,232,289
Class T
Subsidiary, Sale of Stock [Line Items]
Shares outstanding, beginning balance (in shares)	0
Issuance of common stock (in shares)	1,383,323
Distribution reinvestment (in shares)	19
Common stock/OP Units repurchased (in shares)	0
Shares outstanding, ending balance (in shares)	1,383,342	0
Class I
Subsidiary, Sale of Stock [Line Items]
Shares outstanding, beginning balance (in shares)	151,286	0	0
Issuance of common stock (in shares)	456,277	151,286	0
Distribution reinvestment (in shares)	456	0	0
Common stock/OP Units repurchased (in shares)	0	0	0
Shares outstanding, ending balance (in shares)	608,019	151,286	0
Class A
Subsidiary, Sale of Stock [Line Items]
Shares outstanding, beginning balance (in shares)	23,445,174	12,214,771	8,851,759
Issuance of common stock (in shares)	0	0	3,283,713
Distribution reinvestment (in shares)	26,120	8,660	110,606
Common stock/OP Units repurchased (in shares)	(183,049)	(203,537)	(31,307)
Shares outstanding, ending balance (in shares)	23,288,245	23,445,174	12,214,771
Class TX
Subsidiary, Sale of Stock [Line Items]
Shares outstanding, beginning balance (in shares)	17,520	17,518	0
Issuance of common stock (in shares)	0	0	17,500
Distribution reinvestment (in shares)	5	2	18
Common stock/OP Units repurchased (in shares)	0	0	0
Shares outstanding, ending balance (in shares)	17,525	17,520	17,518
CRII Merger
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		430,070
CRII Merger | Class I
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		0
CRII Merger | Class A
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		430,070
CRII Merger | Class TX
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		0
CMRI Merger
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		5,762,253
CMRI Merger | Class I
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		0
CMRI Merger | Class A
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		5,762,253
CMRI Merger | Class TX
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		0
CMRII Merger
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		5,232,957
CMRII Merger | Class I
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		0
CMRII Merger | Class A
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		5,232,957
CMRII Merger | Class TX
Subsidiary, Sale of Stock [Line Items]
CRII, CMRI and CMRII Merger (in shares)		0